Shareholders' Equity - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2013 ILS	Mar. 31, 2012 ILS	Mar. 31, 2013 1991 Stock Incentive Plan [Member]	Mar. 31, 2012 1991 Stock Incentive Plan [Member]	Mar. 31, 2013 1999 Stock Incentive Plan [Member] ILS	Mar. 31, 2012 1999 Stock Incentive Plan [Member]	Mar. 31, 2013 1999 Stock Incentive Plan [Member] Minimum [Member]	Mar. 31, 2013 1999 Stock Incentive Plan [Member] Maximum [Member]	Mar. 31, 2013 Ordinary Shares [Member]	Mar. 31, 2013 Founders' Shares [Member]	Dec. 31, 2011 Non-Employees [Member]
Shareholders Equity [Line Items]
Percentage of the rights to profits allocated to ordinary shares		100.00%
Percentage of the dissolution rights allocated to ordinary shares		100.00%
Description of voting power allocated to the founders' shares													Two-thirds of the voting power of all of the Company's shares	One-third of the voting power of all of the Company's shares
Percentage of options granted with exercise price							100.00%		100.00%
Period of vesting for the options granted							4 years				4 years	5 years
Period of expiry of the option granted							10 years		10 years
Number of shares outstanding	329,055	25,500					0	6,425	25,500	322,630
Maximum aggregate amount of options granted									2,100,000
Aggregate amount of option granted									0
Common stock par value					0.0001	0.0001			0.0001
Option exercised	500	291,555	32,775	44,975
Options exercise with intrinsic value	$ 12	$ 5,286	$ 378	$ 410
Stock-based compensation expense	$ 0	$ 8	$ 59	$ 285
Number of options exercisable	329,055	25,500
Weighted-average exercise prices for options exercisable	$ 25.99	$ 52.32
Stock options forfeited for non-employees		12,000													3,000